FINANCIAL INSTRUMENTS - Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	£ 64	£ 136
FVOCI assets	5,216	9,040
Total net assets	81	135
Total income/(expense)	3	2	£ 8
Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial Assets And Liabilities	94	149
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	2	7	11
Other Level 3 | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Other Level 3 assets	0	0
Other Level 3 liabilities	(13)	(14)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	0	(1)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	1	(5)	(2)
Reversionary property interests | Equity and credit contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	30	35
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	1	6	12
Reversionary property interests | Debt securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	24	36
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	2	(3)
Roll-up mortgage portfolio | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	20	22
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(1)	(1)	(2)
Other loans | Loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	20	22
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	2	0	4
Other securities | Debt Instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
FVOCI assets	0	34
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	£ 0	£ 0	£ 0